BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)					12 Months Ended
	Sep. 17, 2025 HKD ($) shares	Oct. 24, 2024 $ / shares shares	Oct. 18, 2024 $ / shares shares	Oct. 08, 2024 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 17, 2025 $ / shares shares	Sep. 17, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Sep. 26, 2023
Authorized share capital | $				$ 50,000
Common stock share authorized			500,000,000	50,000,000	500,000,000	500,000,000			500,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.001	$ 0.0001				$ 0.0001
Number of shares of stock issued			10	1
Common stock shares					35,490,000	35,490,000			32,500,000
Share price | (per share)					$ 1.00	$ 7.8	$ 4.0
Value of stock issued | $	$ 11,960,000
IPO [Member]
Common stock, par value | (per share)							$ 0.0001	$ 0.0001
Common stock shares							2,990,000	2,990,000
Share price | $ / shares							$ 4.0
Sereno [Member]
Equity interest percentage										100.00%
Chow Chow Cloud International Holdings [Member]
Number of shares of stock issued			32,500,000
Common Stock [Member]
Common stock share authorized			500,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Number of shares of stock issued		32,500,000			2,990,000
Common Stock [Member] | IPO [Member]
Number of shares of stock issued	2,990,000				2,990,000